SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended December 31,
	2020	2019	2018
Nature of Revenue:
Rebates and incentives offered by publishers	$9,430,758	$15,953,148	$10,166,602
Net fees from advertisers	2,480,471	1,893,752	5,990,274
Total	$11,911,229	$17,846,900	$16,156,876

Category of Revenue:
SEM services	$8,165,614	$8,432,232	$7,394,490
Non-SEM services	3,745,615	9,414,668	8,762,386
Total	$11,911,229	$17,846,900	$16,156,876

Summary of currency exchange rates

	December 31,	December 31,
	2020	2019
Year-end spot rate	6.5250	6.9680

	For the Years Ended
	December 31,
	2020	2019	2018
Average rate	6.9042	6.9088	6.6163